Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Connors Funds
Entity Central Index Key	0001884762
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000232658
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CVRDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(833) 601-2676
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Connors Hedged Equity Fund - Institutional Class	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jan-2022	$25,000	$25,000	$25,000
Nov-2022	$24,650	$22,908	$22,829
Nov-2023	$26,437	$24,802	$25,989
Nov-2024	$33,209	$29,713	$34,797

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	25.62%	10.43%
S&P 500® Index	33.89%	12.24%
CBOE S&P 500® BuyWrite Index	19.80%	6.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,892,650
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 57,414
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,892,650 Number of Portfolio Holdings110 Advisory Fee$57,414 Portfolio turnover (fiscal year)48% Sharpe ratio3.00 Beta0.66 Standard Deviation11.50%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	3.9%
Morgan Stanley	3.0%
Walt Disney Co. (The)	2.9%
ServiceNow, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Eaton Corp. PLC	2.7%
Palo Alto Networks, Inc.	2.6%